Schedule of condensed balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	$ 4,162	¥ 30,380	¥ 30,123
Prepaid expenses and other current assets	267	1,955	1,626
TOTAL ASSETS	55,245	403,252	291,822
LIABILITIES
TOTAL LIABILITIES	18,861	137,674	95,230
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3	3
Subscription receivables		(3)	(3)
Subscription receivables	(117)	(856)
Additional paid-in capital	19,567	142,828	113,554
Statutory reserve	3,188	23,271	19,559
Retained earnings	13,305	97,118	61,041
Accumulated other comprehensive (loss)/income	65	472	(11)
Total shareholders' equity	36,384	265,578	196,592	¥ 117,793	¥ (30,770)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	55,245	403,252	291,822
Subsidiaries [Member]
ASSETS
Cash and cash equivalents	1,961	14,312
Prepaid expenses and other current assets	3,435	25,075
Investment in subsidiaries	30,612	223,446	194,143
TOTAL ASSETS	36,008	262,833	194,143
LIABILITIES
TOTAL LIABILITIES
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3	3
Subscription receivables		(3)	(3)
Subscription receivables	(117)	(856)
Additional paid-in capital	19,567	142,828	113,554
Statutory reserve	3,188	23,271	19,559
Retained earnings	13,305	97,118	61,041
Accumulated other comprehensive (loss)/income	65	472	(11)
Total shareholders' equity	36,008	262,833	194,143
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 36,008	¥ 262,833	¥ 194,143